Janus Investment Fund

Janus Henderson Adaptive Global Allocation Fund	Janus Henderson Global Value Fund
Janus Henderson All Asset Fund	Janus Henderson High-Yield Fund
Janus Henderson Asia Equity Fund	Janus Henderson International Long/Short Equity Fund
Janus Henderson Balanced Fund	Janus Henderson International Managed Volatility Fund
Janus Henderson Diversified Alternatives Fund	Janus Henderson International Opportunities Fund
Janus Henderson Dividend & Income Builder Fund	Janus Henderson International Small Cap Fund
Janus Henderson Emerging Markets Fund	Janus Henderson International Value Fund
Janus Henderson Enterprise Fund	Janus Henderson Large Cap Value Fund
Janus Henderson European Focus Fund	Janus Henderson Mid Cap Value Fund
Janus Henderson Flexible Bond Fund	Janus Henderson Multi-Sector Income Fund
Janus Henderson Forty Fund	Janus Henderson Overseas Fund
Janus Henderson Global Allocation Fund – Conservative	Janus Henderson Real Return Fund
Janus Henderson Global Allocation Fund – Growth	Janus Henderson Research Fund
Janus Henderson Global Allocation Fund – Moderate	Janus Henderson Short-Term Bond Fund
Janus Henderson Global Bond Fund	Janus Henderson Small Cap Value Fund
Janus Henderson Global Equity Income Fund	Janus Henderson Strategic Income Fund
Janus Henderson Global Life Sciences Fund	Janus Henderson Triton Fund
Janus Henderson Global Real Estate Fund	Janus Henderson U.S. Growth Opportunities Fund
Janus Henderson Global Technology Fund	Janus Henderson U.S. Managed Volatility Fund
Janus Henderson Global Unconstrained Bond Fund	Janus Henderson Venture Fund

(collectively, the “Funds”)

Class I Shares

Class N Shares

Supplement dated August 4, 2017

To Currently Effective Prospectuses

Effective August 4, 2017, institutional investors may no longer open new accounts in Class I Shares that are held directly with the Funds. Also effective August 4, 2017, the eligibility for purchase of Class N Shares is expanded to include retail investors who purchase through financial intermediaries and whose accounts are maintained in omnibus accounts at such financial intermediary. In addition, certain institutional investors may purchase Class N Shares directly from the Funds.

1.	The following replaces in its entirety the paragraphs in the Shareholder’s Guide section of the Funds’ Prospectuses, describing the eligibility for Class I Shares and Class N Shares.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares pay financial intermediaries for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other non-distribution related shareholder services provided to or on behalf of shareholders. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public pension plans and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans, and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or non-qualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Funds, Janus Capital or its affiliates. Class N Shares also are available to Janus Henderson proprietary products. Class N Shares also are available to certain direct institutional investors approved by Janus Henderson Distributors including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

2.	The following replaces in its entirety the paragraph in the Shareholder’s Guide section of the Funds’ Prospectuses, describing the minimum investment requirements of Class N Shares.

For retail investors who purchase through financial intermediaries, the minimum investment is $2,500 per Fund account. Investors in certain tax-deferred accounts or accounts held through certain wrap programs may not be subject to this minimum. For institutional investors investing directly with the Funds, the minimum investment is $1 million per Fund account. There is no investment minimum for adviser-assisted, employer-sponsored retirement plans. For additional information, contact your intermediary, plan sponsor, administrator, or a Janus Henderson representative, as applicable.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Contrarian Fund

Janus Henderson Emerging Markets Managed Volatility Fund

Janus Henderson Global Income Managed Volatility Fund

Janus Henderson Global Research Fund

Janus Henderson Global Select Fund

Janus Henderson Growth and Income Fund

Janus Henderson Select Value Fund

Janus Henderson Value Plus Income Fund

(collectively, the “Funds”)

Class I Shares

Class N Shares

Supplement dated August 4, 2017

To Currently Effective Prospectuses

Effective August 4, 2017, Class N Shares of the Funds commenced operations. The following ticker symbols are added to the cover page of the Prospectuses for the above Funds.

Fund Name	Class N Shares Ticker
Janus Henderson Contrarian Fund	JCNNX
Janus Henderson Emerging Markets Managed Volatility Fund	JOLNX
Janus Henderson Global Income Managed Volatility Fund	JGGNX
Janus Henderson Global Research Fund	JDWNX
Janus Henderson Global Select Fund	JSLNX
Janus Henderson Growth and Income Fund	JDNNX
Janus Henderson Select Value Fund	JVSNX
Janus Henderson Value Plus Income Fund	JPVNX

Effective August 4, 2017, institutional investors may no longer open new accounts in Class I Shares that are held directly with the Funds. Also effective August 4, 2017, the eligibility for purchase of Class N Shares is expanded to include retail investors who purchase through financial intermediaries and whose accounts are maintained in omnibus accounts at such financial intermediary. In addition, certain institutional investors may purchase Class N Shares directly from the Funds.

1.	The following replaces in its entirety the paragraphs in the Shareholder’s Guide section of the Funds’ Prospectuses, describing the eligibility for Class I Shares and Class N Shares.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares pay financial intermediaries for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other non-distribution related shareholder services provided to or on behalf of shareholders. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public pension plans and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans, and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or non-qualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Funds, Janus Capital or its affiliates. Class N Shares also are available to Janus Henderson proprietary products. Class N Shares also are available to certain direct institutional investors approved by Janus Henderson Distributors including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

2.	The following replaces in its entirety the paragraph in the Shareholder’s Guide section of the Funds’ Prospectuses, describing the minimum investment requirements of Class N Shares.

For retail investors who purchase through financial intermediaries, the minimum investment is $2,500 per Fund account. Investors in certain tax-deferred accounts or accounts held through certain wrap programs may not be subject to this minimum. For institutional investors investing directly with the Funds, the minimum investment is $1 million per Fund account. There is no investment minimum for adviser-assisted, employer-sponsored retirement plans. For additional information, contact your intermediary, plan sponsor, administrator, or a Janus Henderson representative, as applicable.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Contrarian Fund

Janus Henderson Emerging Markets Managed Volatility Fund

Janus Henderson Global Income Managed Volatility Fund

Janus Henderson Global Research Fund

Janus Henderson Global Select Fund

Janus Henderson Growth and Income Fund

Janus Henderson Select Value Fund

Janus Henderson Value Plus Income Fund

(collectively, the “Funds”)

Class N Shares

Supplement dated August 4, 2017

To Currently Effective Statements of Additional Information

Effective August 4, 2017, Class N Shares of the Funds commenced operations. The following ticker symbols are added to the cover page of the Statements of Additional Information for the above Funds.

Fund Name	Class N Shares Ticker
Janus Henderson Contrarian Fund	JCNNX
Janus Henderson Emerging Markets Managed Volatility Fund	JOLNX
Janus Henderson Global Income Managed Volatility Fund	JGGNX
Janus Henderson Global Research Fund	JDWNX
Janus Henderson Global Select Fund	JSLNX
Janus Henderson Growth and Income Fund	JDNNX
Janus Henderson Select Value Fund	JVSNX
Janus Henderson Value Plus Income Fund	JPVNX

Please retain this Supplement with your records.